Trade and other receivables (Tables)	6 Months Ended
Jun. 30, 2026
Trade and other receivables.
Schedule of trade and other receivables

	June 30, 2026	December 31, 2025
Bullion sales receivable	1,727	7,718
VAT receivables	5,254	3,864
Deposits for stores, equipment and other receivables	758	289
	7,739	11,871